AQR Risk-Balanced Commodities Strategy Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	67 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	0.07%	1.71%	2.01%
Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.64%			5.73%
I
Prospectus [Line Items]
Average Annual Return, Percent	20.88%	17.05%			11.53%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.86%	12.66%			8.94%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.29%	11.49%			8.11%
N
Prospectus [Line Items]
Average Annual Return, Percent	20.66%	16.76%			11.25%
R6
Prospectus [Line Items]
Average Annual Return, Percent	20.96%	17.17%			11.62%